Expense Example, No Redemption - Class C	Delaware Emerging Markets Fund Expense Example, No Redemption, 1 Year	Delaware Emerging Markets Fund Expense Example, No Redemption, 3 Years	Delaware Emerging Markets Fund Expense Example, No Redemption, 5 Years	Delaware Emerging Markets Fund Expense Example, No Redemption, 10 Years	Delaware International Small Cap Fund Expense Example, No Redemption, 1 Year	Delaware International Small Cap Fund Expense Example, No Redemption, 3 Years	Delaware International Small Cap Fund Expense Example, No Redemption, 5 Years	Delaware International Small Cap Fund Expense Example, No Redemption, 10 Years	Delaware International Value Equity Fund Expense Example, No Redemption, 1 Year	Delaware International Value Equity Fund Expense Example, No Redemption, 3 Years	Delaware International Value Equity Fund Expense Example, No Redemption, 5 Years	Delaware International Value Equity Fund Expense Example, No Redemption, 10 Years
USD ($)	223	731	1,267	2,730	211	704	1,223	2,647	191	637	1,109	2,414